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Hedeker Strategic Appreciation Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Hedeker Strategic Appreciation Fund (the "Fund") is to seek superior risk-adjusted returns over a market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hedeker Strategic Appreciation Fund Institutional Shares
Management Fee	1.00%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Operating Expenses	1.42%	[1]
[1]	Total Annual Operating Expenses will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund, but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Hedeker Strategic Appreciation Fund | Institutional Shares | USD ($)	145	449	776	1,702

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover for the fiscal year ended August 31, 2019 was 121% of the average value of its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to invest its assets (plus borrowings for investment purposes) primarily in U.S. and foreign convertible securities. All such securities will generally be U.S. dollar denominated convertible securities. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include fixed-income securities and preferred stocks that are convertible into common stock, as well as fixed income securities with warrants or common stock attached. While the Adviser will invest primarily in publicly traded convertible securities, it may also invest in unregistered convertible securities. The Fund may also invest a significant portion of the Fund's total assets in cash or cash equivalents, such as money market instruments, if the Adviser is unable to find attractive investment opportunities.

A majority of the Fund's assets will be invested in convertible securities that have credit ratings that are below investment grade or are not rated. These types of securities are commonly referred to as "junk bonds" and are considered speculative investments. In addition, many of the convertible securities in which the Fund invests will be issued by small- or medium-sized companies located in foreign and emerging markets.

The Adviser uses a combination of fundamental analysis and quantitative techniques to select convertible securities for the Fund that it considers to generate superior risk-adjusted returns. This means that the Adviser seeks to invest in convertible securities that generate a positive investment return over a market cycle while seeking to minimize the amount of risk that is involved in generating that profit. The financial markets are inherently cyclical. Pricing behavior for a complete market cycle exhibits a contraction, recovery and expansion. A market cycle is the period between the two latest highs or lows of the S&P 500, showing the performance of a fund through both an up and a down market. Generally, a high point is 20% above the lowest point and a low point is 20% below the highest point. The Adviser analyzes many factors in determining whether a convertible security possesses the potential for superior risk-adjusted returns, including, but not limited to: interest rates, the overall state of the economy, the issuer's financial condition, the issuer's earnings outlook, the issuer's management team, the issuer's industry position and strategy, the issuer's credit rating, expected changes in the issuer's credit rating, market activity, the issuer's past prices, and the volume of the issuer's past issuances. The Adviser invests predominantly in convertible securities possessing an attractive combination of conversion and income features—true hybrid securities—and generally sells the securities when their characteristics become too similar to those of nonconvertible bonds or common stocks. This means that the Adviser will generally sell convertible securities when they lose their bond protection (i.e., they are not "at the money" and trade like regular bonds) and when they lose their potential for equity appreciation (i.e., they are "at the money" and trade like regular stocks).

The Adviser may also engage in convertible arbitrage as a mechanism designed to provide the flexibility to adjust the portfolio's delta, volatility, interest rate, and credit exposure. Delta is defined as the ratio comparing the change in price of the convertible security to the price of the underlying stock. Convertible arbitrage involves hedging a portion of the equity and default risk inherent in convertible securities, but may also be used to enhance total return. The Adviser will generally conduct such arbitrage by selling short the common stock associated with the given convertible security. However, the Adviser may also seek to accomplish this arbitrage by investing in a variety of derivatives and other securities. These alternatives include, but are not limited to 1) forwards and future contracts that provide long or short exposure to other credit obligations; 2) options; 3) swaps, including total return, credit default, and index swaps; and 4) exchange traded funds/notes. Such arbitrage may result in both long and short exposure to credit-related instruments, may involve frequent trading, and may result in leverage. This convertible arbitrage strategy is intended to offer investors the potential for yield and capital appreciation with less risk than traditional stocks and bonds due to a portion of the default risk of the convertible securities being hedged.

The Fund may also invest in non-convertible securities such as U.S. and foreign common stocks and preferred stocks, exchange traded funds ("ETFs"), fixed income securities, U.S. government obligations, and Treasury securities.

Principal Investment Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Call Risk. Some fixed income securities give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bonds during a time of declining interest rates, the Fund may have to invest the proceeds in an investment offering a lower yield.

Convertible Arbitrage Risk. Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk, generally by selling short the underlying common stock. Employing arbitrage and alternative strategies involves the risk that anticipated opportunities may not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades. Convertible arbitrage is further subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund, or a decline in the market value of the securities.

Convertible Securities Risk. Convertible securities may be illiquid and difficult to value and may be subject to greater credit risk than other securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Credit Risk. An issuer or counterparty may default on its obligations.

Currency Risk. The Fund may invest in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

Derivatives Risk. Derivatives, such as options, futures, forwards and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk. The risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk. The risk that a credit derivative position, such as a credit default swap, may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction and may be significant.

Forwards, Futures, Options, and Swaps Risk. Forwards, futures, options and swaps transactions involve a risk of loss or depreciation due to: unanticipated adverse changes in the underlying asset's prices; the inability to close out a position; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. A decline in the Fund's assets due to losses magnified by the derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so.

Hedging Risk. The risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Segregation Risk. The risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk. The risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Equity Risk. The equity securities held in the Fund's portfolio may experience unpredictable drops in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Exchange-Traded Fund ("ETF") Risk. The market price of an ETF fluctuates based on changes in the ETF's NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF's shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The lack of liquidity in a particular ETF could result in it being more volatile than the ETF's underlying portfolio of securities.

Exchange-Traded Notes ("ETN") Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The ETNs are synthetic, and the Fund has no claim on the reference assets. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer's fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer's credit rating. The Fund will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.

Fixed Income Securities Risk. Fixed income securities, such as corporate bonds, municipal bonds, commercial paper, notes, and debentures are subject to call risk, credit risk, interest rate risk, and prepayment/extension risk.

Foreign Security and Emerging Markets Risk. Foreign investments are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income as compared to developed countries. Emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders and economies based on only a few industries.

Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the securities in which the Fund may invest. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuing company's common stock, also known as being "out of the money," and are less sensitive to interest rate changes as the price of the issuing company's stock approaches the predetermined conversion price.

Leverage Risk. Certain derivative transactions, such as those involving borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreements and investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to sell a security at an advantageous time, causing a delay or sale below fair value

Management Risk. The Adviser's judgments, tenure, and operational and investment decisions could impair the value of the Fund. The Adviser's opinion about the attractiveness, the value, the potential income to be generated by individual securities and the potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. Poor security selection by the Adviser may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives. There can be no assurance that the Adviser will be successful in helping the Fund grow to maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Market Risk. Movements in the securities markets may adversely affect the securities held by the Fund on a daily basis, and as a result, such movements may negatively affect the Fund's net asset value ("NAV"). A decline in overall stock prices may cause the prices of convertible securities to decline.

Medium/Small Company Risk. Smaller companies involve greater risk of loss and price fluctuation than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price.

Non-Investment Grade Securities Risk. Non-Investment Grade Securities or "Junk Bonds" are generally subject to greater market, credit and liquidity risks than Investment Grade Securities and are considered speculative with respect to the issuer's ability to make principal and interest payments.

Portfolio Turnover Risk. The Fund may sell securities without regard to the length of time they have been held. A high portfolio turnover rate (100% or more) increases a Fund's transaction costs (including brokerage commissions and dealer costs), which would adversely impact a Fund's performance.

Preferred Stock Risk. Preferred stock is subject to many of the risks associated with fixed-income securities (such as interest rate risk, call risk, credit risk, and prepayment/extension risk). In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock.

Rule 144A Securities Risk. The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund's performance.

U.S. Government Obligations Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Performance

The bar chart and average annual total returns table below illustrate the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance, respectively. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Call 1-(800)-657-4450 or visit www.hedekerwealth.com for current performance information.

The bar chart shows the changes in annual total returns on a calendar year-by-year basis for the Fund's Institutional Shares.

Total Return for the Calendar Year Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 3.21% for the quarter ended June 30, 2018 and the lowest return for a quarter was (9.50)% for the quarter ended December 31, 2018. The Fund's Institutional Shares year-to-date return as of November 30, 2019 was 10.64%.

The average annual total returns table shows how the Fund's average annual returns compare with those of its benchmark, the Barclays Capital U.S. Intermediate Government/Credit Bond Index.

Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Hedeker Strategic Appreciation Fund		1 Year	Since Inception [1]
Institutional Shares		(4.68%)	(1.54%)
Institutional Shares | After Taxes on Distributions	[2],[3]	(5.60%)	(2.58%)
Institutional Shares | After Taxes on Distributions and Sales	[2],[3]	(2.64%)	(1.55%)
Barclays Capital U.S. Intermediate Government/Credit Bond Index	[4]	0.88%	1.72%
[1]	The inception of the Fund was December 21, 2016.
[2]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[4]	The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. An individual cannot invest directly in an index.